PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2024
PROPERTY, PLANT AND EQUIPMENT
Summary of Property, Plant and Equipment

	Gross carrying amount						Depreciation
	At the												Net
	beginning					At the	At the		Additions by				carrying
	of the	Useful				end of	beginning		business	Of the	Other	At the end	amount
Item	year	Life	Revaluation	Additions	Disposals	the year	of the year	Disposals	combinations	Year	Movements	of the year	12/31/2024
Cost model
Furniture and facilities	30,724,329	10	—	494,582	(375,289)	30,843,622	(25,858,838)	545,450	—	(1,261,526)	—	(26,574,914)	4,268,708
Machinery and equipment	116,818,141	5	—	5,191,567	(439,459)	121,570,249	(102,198,716)	471,854	—	(6,122,193)	—	(107,849,055)	13,721,194
Vehicles	4,978,964	5	—	249,499	(1,670,810)	3,557,653	(2,114,093)	1,250,739	—	(863,531)	—	(1,726,885)	1,830,768
Right of use assets	20,879,928	5	—	8,768,042	(9,626,791)	20,021,179	(11,966,723)	9,587,479	—	(9,714,670)	—	(12,093,914)	7,927,265
Construction in progress	12,317,877		—	4,948,046	(4,528,800)	12,737,123	—	—	—	—	—	—	12,737,123
Revaluation model
Land and Buildings	73,620,551	50	(4,991,822)	—	(33,221)	68,595,508	(5,811,764)	—	—	(1,332,193)	—	(7,143,957)	61,451,551
Total	259,339,790	—	(4,991,822)	19,651,736	(16,674,370)	257,325,334	(147,950,134)	11,855,522	—	(19,294,113)	—	(155,388,725)	101,936,609

	Gross carrying amount						Depreciation
	At the												Net
	beginning					At the	At the		Additions by				carrying
	of the	Useful				end of	beginning		business	Of the	Other	At the end	amount
Item	year	Life	Revaluation	Additions	Disposals	the year	of the year	Disposals	combinations	Year	Movements	of the year	12/31/2023
Cost model
Furniture and facilities	30,637,833	10	—	852,961	(766,465)	30,724,329	(25,224,510)	899,562	—	(1,533,890)	—	(25,858,838)	4,865,491
Machinery and equipment	109,365,229	5	—	8,889,669	(1,436,757)	116,818,141	(97,374,493)	1,384,606	—	(6,208,829)	—	(102,198,716)	14,619,425
Vehicles	5,096,091	5	—	1,122,595	(1,239,722)	4,978,964	(2,234,305)	1,028,563	—	(908,351)	—	(2,114,093)	2,864,871
Right of use assets	36,784,408	5	—	7,294,637	(23,199,117)	20,879,928	(21,059,875)	23,205,587	—	(14,112,435)	—	(11,966,723)	8,913,205
Construction in progress	16,338,250		—	4,196,691	(8,217,064)	12,317,877	—	—	—	—	—	—	12,317,877
Revaluation model
Land and Buildings	76,898,485	50	(4,559,158)	1,647,637	(366,413)	73,620,551	(4,628,449)	243,924	—	(1,427,239)	—	(5,811,764)	67,808,787
Total	275,120,296	—	(4,559,158)	24,004,190	(35,225,538)	259,339,790	(150,521,632)	26,762,242	—	(24,190,744)	—	(147,950,134)	111,389,656

Summary of Revaluation of Property Plant and Equipment

			Residual
			Value
			according to
	Revaluation	Revalued	the cost
Class	date	amount	model	Difference
Land and buildings	12/31/2024	61,451,551	64,692,931	(3,241,380)
Land and buildings	12/31/2023	67,808,787	49,172,678	18,636,109